Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Revenue [abstract]
Revenues		$ 49,696	$ 54,277
Expenses
Purchased Product, Transportation and Blending		32,688	36,641
Operating		6,336	6,841
(Gain) Loss on Risk Management		(37)	58
Depreciation, Depletion, Amortization and Exploration Expense		5,233	4,940
(Income) Loss From Equity-Accounted Affiliates		(53)	(66)
General and Administrative		812	794
Finance Costs, Net		569	514
Integration, Transaction and Other Costs		234	166
Foreign Exchange (Gain) Loss, Net		(361)	462
(Gain) Loss on Divestiture of Assets		(87)	(119)
Re-measurement of Contingent Payments		0	30
Other (Income) Loss, Net		(115)	(55)
Earnings (Loss) Before Income Tax		4,477	4,071
Income Tax Expense (Recovery)		547	929
Net Earnings (Loss)		3,930	3,142
Items That Will not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post-Employment Benefits		17	14
Change in the fair value of equity instruments at FVOCI	[1]	(25)	71
Items That may be Reclassified to Profit or Loss:
Foreign Currency Translation Adjustment		(1,904)	1,020
Total Other Comprehensive Income (Loss), Net of Tax		(1,912)	1,105
Comprehensive Income (Loss)		$ 2,018	$ 4,247
Net Earnings (Loss) Per Common Share ($)
Net Earnings (Loss) Per Share — Basic (in CAD per share)		$ 2.16	$ 1.68
Net Earnings (Loss) Per Share — Diluted (in CAD per share)		$ 2.15	$ 1.67

[1]	Fair value through other comprehensive income (loss) (“FVOCI”).